Trade payables and accrued liabilities	12 Months Ended
Dec. 31, 2018
Trade Payables and Accrued Liabilities [Abstract]
Trade payables and accrued liabilities
8.	Trade payables and accrued liabilities

	December 31, 2018	December 31, 2017
Trade payables	$635,622	$457,520
Wages payables	80,573	62,110
Due to related parties (Note 18)	83,331	16,814
Accrued liabilities	463,335	587,346
	$1,262,861	$1,123,790